Fair value measurement (Table)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities [text block]
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using
		Quoted prices	Quoted prices	Quoted prices
		in active	in active	in active
		markets	markets	markets
	Total	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2017
Assets and liabilities measured at fair value:
- Embedded derivatives for concentrates sales, net	7,424	-	7,424	-
- Contingent consideration liability	17,570	-	-	17,570
- Hedge instruments	28,705	-	28,705	-
As of December 31, 2016
Liabilities measured at fair value:
- Embedded derivatives for concentrates sales, net	1,524	-	1,524	-
- Contingent consideration liability	19,343	-	-	19,343
- Hedge instruments	3,863	-	3,863	-